UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
"Washington, D.C.  20549"

FORM 13F

FORM 13F COVER PAGE


"Report for the Calendar Year or Quarter Ended:  June 30, 2000"

Check here if Amendment  [    ] ;  Amendment Number:
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

"Name:      Provident Investment Management, LLC"
Address:  1 Fountain Square
"                Chattanooga, TN  37402"

13F File Number:    28-6998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person "signing the report is authorized to submit it, that all" "information contained herein is true, correct and complete, and " "that it is understood that all required items, statements," "schedules, lists and tables, are considered integral parts of" this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Fussell
"Title:      Vice President, Investments"
Phone:   423-755-1916
"Signature, Place, and Date of Signing:"

"     David Fussell     Chattanooga, Tennessee     August 10, 2000"

Report Type  (Check only one.):

[ X ]       13F HOLDINGS REPORT.
[    ]       13F NOTICE.
[    ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Unum Life Insurance Company of America
Unum Employees Lifecycle Plan

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:,,,131

Form 13F Information Table Value Total:,,,"687,495"

List of Other Included Managers:,,,

No.          13F File Number          Name,,,

01                                    Unum Life Insurance Company of America,,,
02                                    Unum Employees Lifecycle Plan

      ,,,




       ,   ,,,,   ,,,,,,,,
FORM 13F INFORMATION TABLE,,,,,,,,,,,,,
,,,,VALUE,,SHARES/,SH/,PUT/,INVSTMT,OTHER,VOTING AUTHORITY,,
NAME OF ISSUER,,TITLE OF CLASS,CUSIP,(X$1000),,PRN AMT,PRN,CALL,DSCRET,MANAGERS,SOLE,SHARED,NONE

GLOBAL CROSSING LTD,,COM,G3921A100,1737,,66010,SH,,DEFINED,,66010,,
GLOBAL CROSSING LTD,,COM,G3921A100,3236,,123000,SH,,SOLE,2,123000,,
GLOBAL CROSSING LTD,,PFD CV 6.375%,G3921A126,4680,,60000,PRN,,SOLE,,60000,,
A T&T CORP,,COM,1957109,2157,,68199,SH,,DEFINED,,68199,,
AGILENT TECHNOLOGIES INC,,COM,00846U101,1537,,20633,SH,,SOLE,2,20633,,
ALLIED WASTE INDS INC,,COM PAR $.01 NEW,19589308,1773,,177300,SH,,DEFINED,,177300,,
ALLIED WASTE INDS INC,,COM PAR $.01 NEW,19589308,3203,,320300,SH,,SOLE,2,320300,,
ALTERA CORP,,COM,21441100,9888,,97000,SH,,SOLE,2,97000,,
AMERICA ONLINE INC DEL,,COM,02364J104,3583,,68000,SH,,SOLE,2,68000,,
AMERICA ONLINE INC DEL,,COM,02364J104,3056,,58000,SH,,DEFINED,,58000,,
AMERICAN EXPRESS CO,,COM,25816109,10790,,207000,SH,,DEFINED,,207000
APARTMENT INVT & MGMT CO,,PFD CONV CL K,03748R705,3240,,120000,PRN,,SOLE,,120000
BANK OF AMERICA CORPORATION,,COM,60505104,2795,,65000,SH,,DEFINED,,65000
BINDLEY WESTN INDS INC,,COM,90324104,188,,7120,SH,,SOLE,2,7120
BRISTOL MYERS SQUIBB CO,,COM,110122108,5580,,95800,SH,,DEFINED,,95800
BROADWING ,,COM,111620100,2308,,89000,SH,,SOLE,2,89000
BROADWING ,,COM,111620100,2189,,84400,SH,,DEFINED,,84400
CVS CORP,,COM,126650100,4800,,120000,SH,,SOLE,2,120000
CAPSTAR HOTEL CO,,SUB NT CV 4.75%,140918AC7,2248,,3000000,PRN,,SOLE,,3000000
CENDANT CORP,,COM,151313103,853,,58817,SH,,DEFINED,,58817
CHASE MANHATTAN CORP NEW,,COM,16161A108,4450,,96600,SH,,DEFINED,,96600
CIENA CORP,,COM,171779101,12918,,77500,SH,,SOLE,2,77500
CISCO SYS INC,,COM,17275R102,19018,,299200,SH,,DEFINED,,299200
CISCO SYS INC,,COM,17275R102,27650,,435000,SH,,SOLE,2,435000
COCA COLA CO,,COM,191216100,3079,,53600,SH,,DEFINED,,53600
COLGATE PALMOLIVE CO,,COM,194162103,7784,,130000,SH,,SOLE,2,130000
COLLEGELINK COM INC,,COM,194535100,28,,32107,SH,,SOLE,,32107
COMCAST CORP,,CL A SPL,200300200,9922,,245000,SH,,DEFINED,,245000
COMCAST CORP,,CL A SPL,200300200,3037,,75000,SH,,SOLE,2,75000
COMPUTER ASSOC INTL INC,,COM,204912109,3916,,76500,SH,,DEFINED,,76500
CORNING INC,,COM,219350105,7341,,27200,SH,,DEFINED,,27200
DELL COMPUTER CORP,,COM,247025109,3945,,80000,SH,,SOLE,2,80000
DISNEY WALT CO,,COM,254687106,3668,,94500,SH,,DEFINED,,94500
DISNEY WALT CO,,COM,254687106,6637,,171000,SH,,SOLE,2,171000
DURA PHARMACEUTICALS INC,,SUB NT CV 3.5%,26632SAA7,6232,,7375000,PRN,,SOLE,,7375000
E M C CORP MASS,,COM,268648102,7078,,92000,SH,,SOLE,2,92000
ERICSSON L M TEL CO,,ADR CL B SEK10,294821400,22520,,1126000,SH,,SOLE,2,1126000
EQUITY RESIDENTIAL PPTYS TR,,PFD CV 1/10 G,29476L859,6300,,280000,PRN,,SOLE,,280000
FINOVA FIN TR,,TOPRS CV 9.16%,3.18E+211,1440,,60000,PRN,,SOLE,,60000
FIRST DATA CORP,,COM,319963104,2317,,46700,SH,,DEFINED,,46700
FRIEDE GOLDMAN HALTER INC,,SR SB NTVC4.5%,358430AA4,614,,1250000,PRN,,SOLE,,1250000
GANNETT INC,,COM,364730101,3409,,57000,SH,,DEFINED,,57000
GAP INC DEL,,COM,364760108,2170,,70000,SH,,SOLE,2,70000
GENERAL ELEC CO,,COM,369604103,11607,,219000,SH,,DEFINED,,219000
GILLETE CO,,COM,375766102,1984,,56800,SH,,DEFINED,,56800
GILLETE CO,,COM,375766102,8623,,246800,SH,,SOLE,2,246800
GRANT PRIDECO INC,,COM,38821G101,1335,,53400,SH,,DEFINED,,53400
HEALTHSOUTH CORP,,COM,421924101,1340,,186400,SH,,DEFINED,,186400
HEWLETT PACKARD CO,,COM,428236103,6729,,54100,SH,,SOLE,2,54100
HILTON HOTELS CORP,,SUB NT CONV 5%,432848AL3,636,,800000,PRN,,SOLE,,800000
INTEL CORP,,COM,458140100,12914,,96600,SH,,DEFINED,,96600
INTEL CORP,,COM,458140100,23422,,175200,SH,,SOLE,2,175200
INTERPUBLIC GROUP COS INC,,SB NT CV 144A,460690AG5,1164,,1200000,PRN,,SOLE,,1200000
JOHNSON & JOHNSON,,COM,478160104,4359,,42792,SH,,DEFINED,,42792
KIMBERLY CLARK CORP,,COM,494368103,5967,,104000,SH,,SOLE,2,104000
KROGER CO,,COM,501044101,2367,,107300,SH,,DEFINED,,107300
KROGER CO,,COM,501044101,3199,,145000,SH,,SOLE,2,145000
LEAR CORP,,COM,521865105,1142,,57100,SH,,DEFINED,,57100
LILLY ELI & CO,,COM,532457108,6122,,61300,SH,,DEFINED,,61300
LILLY ELI & CO,,COM,532457108,10287,,103000,SH,,SOLE,2,103000
LOWES COS INC,,COM,548661107,1302,,31700,SH,,DEFINED,,31700
LOWES COS INC,,COM,548661107,3696,,90000,SH,,SOLE,2,90000
LUCENT TECHNOLOGIES INC,,COM,549463107,5462,,92180,SH,,DEFINED,,92180
MAGNA INTL INC,,SUB DEB CV 5%,559222AE4,1022,,1000000,PRN,,SOLE,,1000000
HCR MANOR CARE,,COM,564055101,1986,,283750,SH,,SOLE,2,283750
MCDONALDS CORP,,COM,580135101,2233,,67800,SH,,DEFINED,,67800
MEDTRONIC INC,,COM,585055106,5180,,104000,SH,,DEFINED,,104000
MERCK & CO INC,,COM,589331107,3908,,51000,SH,,DEFINED,,51000
MICROSOFT CORP,,COM,594918104,11968,,149600,SH,,DEFINED,,149600
MICROSOFT CORP,,COM,594918104,19360,,242000,SH,,SOLE,2,242000
NATIONAL AUSTRALIA BK LTD,,CAP UTS EXCHBL,632525309,14407,,510000,PRN,,SOLE,,510000
NATIONAL DATA CORP,,COM,635621105,518,,22500,SH,,DEFINED,,22500
NEWELL RUBBERMAID INC,,COM,651229106,1774,,68900,SH,,DEFINED,,68900
NEWELL RUBBERMAID INC,,COM,651229106,2318,,90000,SH,,SOLE,2,90000
OFFICE DEPOT INC,,COM,676220106,895,,143150,SH,,DEFINED,,143150
ORACLE CORP,,COM,68389X105,17014,,202400,SH,,DEFINED,,202400
PEPSICO INC,,COM,713448108,4070,,91600,SH,,DEFINED,,91600
PEPSICO INC,,COM,713448108,14904,,335400,SH,,SOLE,2,335400
PERSONNEL GROUP AMER INC,,SB NT CV 5.75%,715338AE9,1755,,3250000,PRN,,SOLE,,3250000
PFIZER INC,,COM,717081103,25104,,523000,SH,,SOLE,2,523000
PHYCOR INC,,SUB DB CV 4.5%,71940FAB6,170,,1000000,PRN,,SOLE,,1000000
PROCTER & GAMBLE CO,,COM,742718109,1546,,27000,SH,,DEFINED,,27000
PROCTER & GAMBLE CO,,COM,742718109,5725,,100000,SH,,SOLE,2,100000
QWEST COMMUNICATIONS INTL INC,,COM,749121108,3816,,76793,SH,,DEFINED,,76793
QWEST COMMUNICATIONS INTL INC,,COM,749121109,4969,,100000,SH,,SOLE,2,100000
ROYAL DUTCH PETE CO,,NY REG GLD1.25,780257804,2284,,37100,SH,,DEFINED,,37100
SCI SYS INC,,SUB NT CONV 3%   ADDED,783890AF3,1496,,1500000,PRN,,SOLE,,1500000
SCI SYS INC,,COM,783890106,6928,,176800,SH,,DEFINED,,176800
SAFEWAY INC,,COM NEW,786514208,7067,,156600,SH,,DEFINED,,156600
SAFEWAY INC,,COM NEW,786514208,5641,,125000,SH,,SOLE,2,125000
SARA LEE CORP,,COM,803111103,1931,,100000,SH,,DEFINED,,100000
SCHERING PLOUGH CORP,,COM,806605101,9545,,189000,SH,,SOLE,2,189000
SCHLUMBERGER LTD,,COM,806857108,1388,,18600,SH,,DEFINED,,18600
SCHLUMBERGER LTD,,COM,806857108,3731,,50000,SH,,SOLE,2,50000
SOLECTRON CORP,,COM,834182107,2513,,60000,SH,,SOLE,2,60000
SPRINT CORP,,COM FON GROUP,852061100,5100,,100000,SH,,DEFINED,,100000
SPRINT CORP,,COM FON GROUP,852061100,3060,,60000,SH,,SOLE,2,60000
SPRINT CORP,,PCS COM SER 1,852061506,2975,,50000,SH,,DEFINED,,50000
STAPLES INC,,COM,855030102,1222,,79500,SH,,DEFINED,,79500
STAPLES INC,,COM,855030102,2921,,190000,SH,,SOLE,2,190000
SUNRISE ASSISTED LIVING INC,,COM,86768K106,1498,,81000,SH,,DEFINED,,81000
SUNRISE ASSISTED LIVING INC,,COM,86768K106,1850,,100000,SH,,SOLE,2,100000
SUNRISE ASSISTED LIVING INC,,SUB NT CV 5.5%,86768KAC0,2588,,3000000,PRN,,SOLE,,3000000
TELLABS INC,,COM,879664100,7131,,104200,SH,,SOLE,2,104200
TENET HEALTHCARE CORP,,COM,88033G100,2201,,81500,SH,,DEFINED,,81500
TEXTRON INC,,COM,883203101,2770,,51000,SH,,DEFINED,,51000
THERMO ECOTEK CORP,,COM,88355R106,161,,17200,SH,,DEFINED,,17200
THERMO ECOTEK CORP,,SB DB CV 144A,88355RAB2,5198,,6300000,PRN,,SOLE,,6300000
THERMO ELECTRON CORP,,COM,883556102,685,,32500,SH,,DEFINED,,32500
THERMO ELECTRON CORP,,SUB DB CV 144A,883556AF9,3140,,3450000,PRN,,SOLE,,3450000
THERMO FIBERTEK INC,,SUB DB CV 144A,88355WAA3,4329,,5200000,PRN,,SOLE,,5200000
THERMOTREX CORP,,GTD SB DB CV 3.25%,883666AA7,1020,,1500000,PRN,,SOLE,,1500000
TIME WARNER INC,,COM,887315109,17814,,234400,SH,,SOLE,2,234400
TYCO INTL LTD NEW,,COM,902124106,4993,,105400,SH,,DEFINED,,105400
TYCO INTL LTD NEW,,COM,902124106,3401,,71800,SH,,SOLE,2,71800
UNUMPROVIDENT CORP,,COM,91529Y106,9004,,448784,SH,,SOLE,2,448784
UNITED RENTALS INC,,COM,911363109,2654,,155000,SH,,SOLE,2,155000
UNITED RENTALS INC,,COM,911363109,2088,,121900,SH,,DEFINED,,121900
US WEST INC NEW,,COM,91273H101,4288,,50000,SH,,SOLE,2,50000
VIACOM INC,,CL B,925524308,2133,,31288,SH,,DEFINED,,31288
VODAFONE GROUP PLC,,SPONSORED ADR,92857T107,4801,,115000,SH,,DEFINED,,115000
WAL MART STORES INC,,COM,931142103,5348,,92800,SH,,DEFINED,,92800
WAL MART STORES INC,,COM,931142103,4034,,70000,SH,,SOLE,2,70000
WASHINGTON MUT INC,,COM,939322103,2383,,82700,SH,,DEFINED,,82700
WASTE MGMT INC DEL,,COM,94106L109,1533,,80700,SH,,DEFINED,,80700
WASTE MGMT INC DEL,,SUB NT CONV 4%,94106LAA7,11944,,13000000,PRN,,SOLE,,13000000
WEATHERFORD INTL INC,,COM,947074100,2126,,53400,SH,,DEFINED,,53400
WILLIAMS COS INC DEL,,COM,969457100,5924,,142100,SH,,DEFINED,,142100
WORLDCOM INC GA NEW,,COM,98157D106,11058,,241050,SH,,DEFINED,,241050
WORLDCOM INC GA NEW,,COM,98157D106,5505,,120000,SH,,SOLE,2,120000
YAHOO INC,,COM,984332106,2478,,20000,SH,,DEFINED,,20000
        ,,,,,,,,,,,